Equity Incentive Plan and Unit Option Plan (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Stock Unit Activity
The following table summarizes all restricted stock unit activity:

	Three Months Ended April 2, 2022
	RSUs	Weighted-Average Grant Date Fair Value

Outstanding at January 1, 2022	275,370	$11.91
Granted	—	—
Vested	—	—
Forfeited	(4,198)	—

Outstanding at April 2, 2022	271,172	$11.91

Unvested at April 2, 2022	271,172	$11.91
Total compensation expense related to the above awards was approximately $600 for the three months ended April 2, 2022.

	Year Ended January 1, 2022
	RSUs	Weighted-Average Grant Date Fair Value
Outstanding at December 26, 2020	—	$—
Granted	275,370	11.91
Vested	—	—
Forfeited	—	—

Outstanding at January 1, 2022	275,370	$11.91

Unvested at January 1, 2022	275,370	$11.91
Vested and payable at January 1, 2022	—	—